SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of Operating Results by Segment
			Other Aviation	Authentication
	Corporate	Airport Security	Services	Technology	Total
Six months ended June 30, 2025:
Revenue	$-	$200,405	$39,472	$15,563	$255,440
Depreciation and amortization	52	386	175	493	1,106
Interest income (expenses)	303	(550)	(16)	854	591
Corporate income tax benefit (expense)	-	(168)	-	609	441
Net income (loss)	(1,978)	(3,173)	98	(4,390)	(9,443)
Total assets	$11,603	$90,161	$23,015	$63,660	$188,439

Six months ended June 30, 2024:
Revenue	$-	$173,131	$35,678	$24,750	$233,559
Depreciation and amortization	10	576	121	492	1,199
Interest income (expenses)	218	(518)	(20)	1,416	1,096
Corporate income tax benefit (expense)	-	(41)	-	(308)	(349)
Net income (loss)	(1,735)	(2,014)	(2,005)	1,472	(4,282)
Total assets	$14,899	$88,411	$19,143	$79,021	$201,474